Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events

26.Subsequent events

Cash, Cash Equivalents, and Borrowings with Silicon Valley Bank

As at, and subsequent to December 31, 2022, the Company had cash and cash equivalents that were deposited with Silicon Valley Bank Santa Clara, California (“SVB US”) and Silicon Valley Bank UK Limited (“SVB UK”). On March 10, 2023, SVB US was closed by the California Department of Financial Protection and Innovation, which appointed the Federal Deposit Insurance Corporation (“FDIC”) as receiver. On March 13, 2023, FDIC transferred all deposits and substantially all assets of SVB US, to a newly created, full-service FDIC-operated ‘bridge bank’ (“Silicon Valley Bridge Bank”) in an action designed to protect all depositors of SVB US. On March 13, 2023, the Bank of England, in consultation with the Prudential Regulation Authority, HM Treasury and the Financial Conduct Authority, has taken the decision to sell SVB UK to HSBC UK Bank Plc. Meanwhile, the Company continues to have full access to the cash and cash equivalents held on deposit at Silicon Valley Bridge Bank and SVB UK. Furthermore, as described in Note 20, the Company has a loan agreement with SVB US Germany Branch. On March 20, 2023, Silicon Valley Bridge Bank was granted permission to conduct the lending business previously operated by SVB US Germany Branch through its German branch, SVB Germany. Overall, the Company expects that the foregoing will not have an impact on the Company’s business activities.